Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Contingent Liabilities and Commitments
15.
Contingent Liabilities and Commitments
(a)
Legal Proceedings

Anti-trust litigations

Some individual claimants filed “follow-on” damages claims against the Group and other TFT-LCD manufacturers alleging violations of EU competition law. While the Group continues its vigorous defense of the various pending proceedings described above, as of December 31, 2022, the Group cannot reliably estimate the timing and amount of outflows of resources embodying economic benefits relating to the proceedings.

Others

The Group is involved in various lawsuits and disputes in addition to pending proceedings described above. The Group cannot reliably estimate the timing and amount of outflows of resources embodying economic benefits relating to the disputes.

(b)
Commitments

Factoring and securitization of accounts receivable

The Controlling Company has agreements with Korea Development Bank and several other banks for accounts receivable sales negotiating facilities of up to an aggregate of USD 950 million (~~W~~1,203,935 million) in connection with the Controlling Company’s export sales transactions with its subsidiaries. As of December 31, 2022, the short-term borrowings that are outstanding but past due in connection with these agreements is ~~W~~380,877 million. In connection with all of the contracts in this paragraph, the Controlling Company has sold its accounts receivable with recourse.

15.
Contingent Liabilities and Commitments. Continued

The Controlling Company and overseas subsidiaries have agreements with financial institutions for accounts receivables sales negotiating facilities. The respective maximum amount of accounts receivables that could be sold under the agreement and the amount of sold, but not yet due, accounts receivables by contract are as follows:

(In millions of USD and KRW)
Classification	Financial institutions	Credit limit			Not yet due
		Contractual amount		KRW equivalent	Contractual amount		KRW equivalent
Controlling Company	Shinhan Bank	USD	10	12,673	USD	10	12,578
	Sumitomo Mitsui Banking Corporation	USD	20	25,346		—	—
	MUFG Bank	USD	180	228,114	USD	29	36,973
	BNP Paribas	USD	65	82,375		—	—
	ING Bank	USD	40	50,692	USD	7	8,292
		USD	315	399,200	USD	46	57,843
Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	100	126,730	USD	32	40,120
	United Overseas Bank Limited	USD	200	253,460	USD	90	113,831
	JPMorgan Chase Bank, N.A., Singapore Branch	USD	50	63,365		—	—
	Credit Agricole Corporate & Investment Bank, Singapore Branch	USD	300	380,190	USD	30	37,875
LG Display Taiwan Co., Ltd.	BNP Paribas	USD	15	19,010	USD	—	—
	Australia and New Zealand Banking Group Ltd.	USD	120	152,076	USD	7	8,872
LG Display Germany GmbH	BNP Paribas	USD	135	171,086	USD	125	158,412
LG Display America, Inc.	Hong Kong & Shanghai Banking Corp.	USD	400	506,920	USD	400	506,917
	Standard Chartered Bank	USD	800	1,013,840	USD	717	908,604
	ING Bank	USD	150	190,095	USD	72	91,134
LG Display Japan Co., Ltd.	Standard Chartered Bank	USD	200	253,460	USD	42	53,234
	Chelsea Capital Corporation	USD	120	152,076		—	—
LG Display Guangzhou Trading Co., Ltd.	KEB Hana Bank (China) Company Limited	USD	30	38,019	USD	12	15,235
		USD	2,620	3,320,327	USD	1,527	1,934,234
		USD	2,935	3,719,527	USD	1,573	1,992,077

In connection with all of the contracts in the above table, the Group has sold its accounts receivable without recourse.

15.
Contingent Liabilities and Commitments. Continued

Letters of credit

As of December 31, 2022, the Group entered into agreements with financial institutions in relation to the opening of letters of credit and the respective credit limits under the agreements are as follows:

(In millions of won, USD and CNY)
		Contractual amount	KRW equivalent
KEB Hana Bank	USD	150	₩	190,095
	CNY	1,800		326,592
Sumitomo Mitsui Banking Corporation	USD	100		126,730
Industrial Bank of Korea	USD	200		253,460
Industrial and Commercial Bank of China	USD	150		190,095
Shinhan Bank	USD	270		342,171
	KRW	300,000		300,000
KB Kookmin Bank	USD	400		506,920
MUFG Bank	USD	150		190,095
The Export–Import Bank of Korea	USD	100		126,730
Citibank of Korea	USD	100		126,730
Standard Chartered Bank	USD	400		506,920
	USD	2,020
	CNY	1,800
	KRW	300,000	₩	3,186,538

Payment guarantees

LG Display (China) Co., Ltd. and other subsidiaries are provided with payment guarantees from the China Construction Bank and other various banks amounting to CNY 900 million (~~W~~163,296 million), JPY 900 million (~~W~~8,579 million), EUR 2.5 million (~~W~~3,378 million), VND 65,094 million (~~W~~3,496 million), and USD 0.5 million (~~W~~634 million), respectively, for their local tax payments and utility payments.

License agreements

As of December 31, 2022, the Group has technical license agreements with Hitachi Display, Ltd. and others in relation to its LCD business and patent license agreement with Universal Display Corporation and others in relation to its OLED business. Also, the Group has a trademark license agreement with LG Corp. and other intellectual property license agreements with various companies as of December 31, 2022.

Pledged Assets

In connection with the borrowings amounting to CNY 11,164 million (~~W~~2,025,596 million) from China Construction Bank and others, as of December 31, 2022, the Group is providing its property, plant and equipment with carrying amount of ~~W~~758,097 million as pledged assets.

Commitments for asset acquisition

The Group’s commitments in relation to capital expenditures on property, plant and equipment and intangible assets as of December 31, 2022 are ~~W~~1,200,041million.